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                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

				Form 13F

			  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   4th Quarter 2011

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Check here if Amendment [  ]; 		Amendment Number:
							   --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing	this Report:

Name:         Portfolio Solutions
              ------------------------------------------
Address:      900 Wilshire Drive, Suite 200
              ------------------------------------------
              Troy, Michigan 48084
              ------------------------------------------


Form 13F File Number:  28-
                       -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Florence  Affatato
           -------------------------------------------
Title:       Compliance Manager
           -------------------------------------------
Phone:       248-689-1550
           -------------------------------------------


Signature, Place, and Date of Signing:

Florence  Affatato      Troy, Michigan 				02/16/2012
---------------------   -------------------------------------  ----------------
[Signature]	                   [City, State]	   	[Date]

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	  manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are in this report,
	  and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	  this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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			FORM 13F
		     SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	 		0
                                                 -------------------------------

Form 13F Information Table Entry Total:			5
                                                 -------------------------------


Form 13F Information Table Value Total (X 1000):	$410,743
                                                 -------------------------------

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                                                        PORTFOLIO SOLUTIONS, LLC
                                                            FORM 13F 12/31/2011

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            ITEM 1               ITEM 2 ITEM 3     ITEM4             ITEM 5        ITEM 6    ITEM 7           ITEM 8
                                 TITLE             FAIR        SHARES OR
                                  OF               MARKET      PRINCIPAL     SH/  PUT/ INVESTMENT  OTHER
         NAME OF ISSUER          CLASS  CUSIP      VALUE          AMOUNT     PRN  CALL DISCRETION MANAGERS     VOTING AUTHORITY
                                                  (x $1000)                                                   Sole    Shared   None

-----------------------------------------------------------------------------------------------------------------------------
Vanguard Total Stock Index         ETF  922908769    228,791  3,558,183.4194    SH         Sole                       None      Sole
IShares S&P SMLCP VALU             ETF  464287879     67,153    962,642.4196    SH         Sole                       None      Sole
Vanguard REIT                      EFT  922908553     33,448    576,705.3170    SH         Sole                       None      Sole
Vanguard European                  ETF  922042874     40,908    987,404.2836    SH         Sole                       None      Sole
Vanguard Pacific                   ETF  922042866     40,440    849,776.3482    SH         Sole                       None      Sole

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